Long Term Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Receivable [Abstract]
Schedule of Analyzed for Reporting Purposes	Analyzed for reporting purposes as:
	As at December 31,
	2023	2022
Current portion (Note 24)	7,000,000	3,000,000
Non-current portion	-	7,000,000
Total receivable	7,000,000	10,000,000